CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Research and development expenses, net	$ 5,491	$ 5,837	$ 2,832
General and administrative expenses	3,571	6,626	1,703
Operating loss	9,062	12,463	4,535
Financial income, net	244	173	3,925
Loss before income tax	8,818	12,290	610
Taxes on income	8
Net loss	$ 8,826	$ 12,290	$ 610
Net loss per ordinary share (in USD) basic and diluted	$ 0.61	$ 1.06	$ 1.18
Weighted average number of ordinary shares outstanding - basic and diluted (in thousands)	14,499	11,918	2,181